GS Mortgage-Backed Securities Trust 2021-GR3 ABS-15G

Exhibit 99.1 - Schedule 6

GS Loan Number	Seller Loan ID	Field ID	Original Field Value	Audit Value	Data Compare
XXXXXXX	XXXX	UW_FICO_Utilized	XXX	XXX	FALSE